Investment Contract Liabilities - Investment Contract Liabilities Measured at Amortized Cost, By Reporting Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Investment contract liabilities	$ 13,498	$ 11,816
Amortized cost
Disclosure of financial liabilities [line items]
Investment contract liabilities	12,690	11,067	$ 9,281
Amortized cost | Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities	325	451
Amortized cost | Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities	7,571	7,642
Amortized cost | U.S.
Disclosure of financial liabilities [line items]
Investment contract liabilities	1,406	1,381
Amortized cost | Global WAM
Disclosure of financial liabilities [line items]
Investment contract liabilities	3,388	1,593
Fair value
Disclosure of financial liabilities [line items]
Investment contract liabilities	12,795	10,994
Fair value | Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities	315	438
Fair value | Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities	7,548	7,534
Fair value | U.S.
Disclosure of financial liabilities [line items]
Investment contract liabilities	1,375	1,440
Fair value | Global WAM
Disclosure of financial liabilities [line items]
Investment contract liabilities	$ 3,557	$ 1,582